Description of Plan	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Description of Plan
Description of Plan

NOTE 1 - Description of Plan

The following description of the Bank First Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General - The Plan is a defined contribution plan (restated on January 1, 2020, and most recently amended on January 1, 2026) established by Bank First Corporation for the benefit of eligible employees of its wholly-owned subsidiary, Bank First, N.A. (collectively referred to as “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), the employee savings regulations under Section 401(k), and the employee stock ownership plan regulations under Section 4975(e)(7), of the Internal Revenue Code. Employees are eligible to participate in the Plan upon attaining 18 years of age and three months of service. Temporary employees and individuals the Employer regards as independent contractors are not eligible to participate in the Plan.

Contributions - Participants may elect to contribute a portion of their compensation to the Plan, not to exceed the amount allowed by the Internal Revenue Service (“IRS”). Participants direct the investment of their contributions into various investment options offered by the Plan. Participants may elect to have any portion, or all, of their contributions designated as Roth 401(k) contributions. The Plan includes a provision for automatic pretax elective deferral contributions. The provision applies when an employee first becomes eligible to make elective deferral contributions. The automatic deferral rate is 6% of compensation with automatic yearly increases of 1% (to a maximum of 15%). Employees have the right to change their deferral percentage or to elect not to make contributions.

The Company may elect to make a matching contribution to eligible participants. The discretionary match for 2025 and 2024 was 60% of employee contributions to the Plan, up to 6.0% of participants’ eligible compensation. Matching contributions were $1,505,060 and $1,414,061 for the years ended December 31, 2025 and 2024, respectively. The Company may also make a profit-sharing contribution to the Plan as approved annually by the Company’s Board of Directors Compensation Committee. No profit-sharing contribution was contributed by the Company for the years ended December 31, 2025 and 2024.

Participant Accounts - Each participant’s account is credited with the participant’s contribution, Company matching contributions, and allocations of (a) Company profit sharing contributions, (b) Plan earnings, and (c) administrative expenses. Allocations of Company profit sharing contributions are based on the proportion that each participant’s compensation bears to the total of all participants. Allocations of Plan earnings are based on the proportion that each participant’s account bears to the total of all participant account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance. Participants have the ability to direct employee and Company contributions to investment options offered by the Plan.

Fully Benefit-Responsive Investment Contract – This investment is a general account product offered through a group annuity contract, and the participant’s principal and interest are fully guaranteed by the entire general account assets of the insurance company. Participant transfers may be restricted from being reinvested in a competing guaranteed investment option for up to 90 days. Participant transfers to any non-competing investment option are not restricted.

Vesting - Participants are fully vested in the value of their accounts created by their own contributions and Company matching contributions. Vesting in the Employer Contribution Account balance (profit sharing) is based on years of continuous service. A participant is 100 percent vested at the time of death, attainment of normal retirement age, disability, or after six years of credited service with the Company.

Participant Loans - Participant loans are not allowed in this Plan.

Payments of Benefits - On termination of service, a participant whose vested account balance does not exceed $5,000 will receive a lump sum distribution of the vested amount. Participants whose vested account balance exceeds $5,000, may elect when to receive as benefits the entire vested amount credited to their accounts as of that date as a single lump sum distribution. Certain withdrawals are permitted during employment, as defined in the Plan. Account balances will be distributed in cash or shares of Company stock, as determined by the Plan administrator, unless a participant requests a distribution of their account balance in shares of Company stock (with fractional shares being paid in cash).

NOTE 1 - Description of Plan (Continued)

Voting Rights - Participants are entitled to instruct the trustee as to how to vote the Company stock allocated to his or her account. The Plan administrator will direct the trustee how to vote the unallocated Company stock and the allocated Company stock for which no voting instructions have been received.

Administrative Expenses - All administrative expenses may be paid out of the Plan unless paid by the Company. Expenses were paid by both the Plan and the Company during 2025.

Forfeited Accounts - At December 31, 2025 and 2024, forfeited nonvested accounts totaled $23,518 and $89,012, respectively. These amounts will be allocated to remaining participant accounts as additional profit-sharing contributions. $89,012 from forfeited nonvested accounts was allocated to participants during the year ended December 31, 2025.

Plan Termination - Although it has not expressed any intent to do so, the Company has the right to discontinue its contributions and to terminate the Plan subject to the provisions of ERISA. In the event of a termination, all participants will immediately become 100% vested in their accounts for all sources of contributions and distributed in accordance with the Plan’s provisions.